Statements of cash flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net income (loss) for the year	$ 255,381,636	$ 141,226,183
Adjustment to reconcile net income (loss) for the year to net cash from operating activities
Realized losses on redemptions and sales of gold bullion	2,757,701	13,241,616
Change in unrealized (gains) losses on gold bullion	(268,523,339)	(164,576,409)
Net changes in operating assets and liabilities
Increase in subscriptions receivable		(4,126)
Increase (decrease) in accounts payable	202,973	(247,318)
Decrease in prepaid assets	101,928	59,222
Net cash used in operating activities	(10,079,101)	(10,300,832)
Cash flows from investing activities
Purchases of gold bullion	(6,649,463)	(31,366,408)
Sales of gold bullion	7,441,588	2,249,429
Net cash provided by (used in) investing activities	792,125	(29,116,979)
Cash flows from financing activities
Bonus consideration on acquisition		2,056,516
Proceeds from issuance of Units (note 7)	8,057,731	40,896,505
Payments on redemption of Units (note 7)	(897,854)	(355,935)
Underwriting commissions and issue expenses	19,195	(365,985)
Net cash provided by (used in) financing activities	7,179,072	42,231,101
Net increase (decrease) in cash during the period	(2,107,904)	2,813,290
Cash at beginning of period	3,411,607	598,317
Cash at end of period	$ 1,303,703	$ 3,411,607